Borrowings and financial liabilities - Issuance Of non-convertible bonds to Kreos (Details) € / shares in Units, € in Thousands						12 Months Ended
	Nov. 19, 2021 EUR (€) tranche	Apr. 30, 2020 EUR (€) € / shares	Mar. 01, 2019 EUR (€)	Sep. 10, 2018 EUR (€) installment item	Jul. 10, 2015 € / shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 23,037
(+) Gross proceed Tr A & B	€ 677					20,484	€ 8,730	€ 6,920
(-) Fees charged on the bond loan						125	453	350
Change in fair value of financial instruments						(1,856)	(10,080)	(1,867)
Balance at end of period						28,863	23,037
Proceeds from the issuance of convertible notes and non-convertible bonds	677					€ 20,484	8,730	6,920
Amount of agreement	€ 10,000	€ 24,000							€ 32,000
Number of tranches | tranche	4
Interest rate	9.50%
Number of monthly repayment installments | item						36
Guarantee deposit related to the non-convertible bonds						€ 648	320
Number of warrants outstanding | shares						2,218,293
Exercise price per share | € / shares		€ 0.27			€ 6.00	€ 0.56
Warrant term		5 years			4 years	85 years
Value of the equity instrument						€ 5,803	2,268	(8,284)		€ 7,006
Effective interest rate post recognition of warrants						13.59%
KREOS Contract
Disclosure of financial liabilities [line items]
Balance at beginning of period						€ 4,392	7,417
(+/-) Amortized cost						144	189
(-) Repayment						(3,550)	(3,214)
(+) Gross proceed Tr A & B						5,500
(+) Gross proceed Tr C						677
(-) Fees charged on the bond loan						125
Change in fair value of financial instruments						150
Balance at end of period						7,188	4,392	7,417
Proceeds from the issuance of convertible notes and non-convertible bonds						5,500
Nonconvertible Bonds To Kreos 2018 Contract
Disclosure of financial liabilities [line items]
Balance at beginning of period						4,392	7,417
(+/-) Amortized cost						96	189
(-) Repayment						(3,550)	(3,214)
Balance at end of period						938	4,392	€ 7,417
Nonconvertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Balance at beginning of period						0
(+/-) Amortized cost						33
(+) Gross proceed Tr A & B						3,250
(+) Gross proceed Tr C						579
(+/-) Fair value Adjustments						(536)
(-) Fees charged on the bond loan						97
Balance at end of period						3,229	0
Proceeds from the issuance of convertible notes and non-convertible bonds						3,250
Convertible Bonds To Kreos 2021 Contract
Disclosure of financial liabilities [line items]
Balance at beginning of period						0
(+/-) Amortized cost						15
(+) Gross proceed Tr A & B						2,250
(+/-) Fair value Adjustments						(590)
(-) Fees charged on the bond loan						28
Balance at end of period						1,647	0
Proceeds from the issuance of convertible notes and non-convertible bonds						2,250
Nonconvertible Bonds To Kreos 2021 Bifurcated Derivatives
Disclosure of financial liabilities [line items]
Balance at beginning of period						0
(+/-) Fair value Adjustments						1,174
Change in fair value of financial instruments						150
Balance at end of period						1,324	0
Nonconvertible Bonds To Kreos 2021 BSA 2018 Buyback
Disclosure of financial liabilities [line items]
(+/-) Fair value Adjustments						(48)
Balance at end of period						(48)
KREOS 2021 day one gain
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr C						98
Balance at end of period						€ 98
Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B			€ 10,000
Proceeds from the issuance of convertible notes and non-convertible bonds			€ 10,000
Amount of agreement	€ 7,750			€ 10,000
Number of tranches | item				4
Amount of each tranche				€ 2,500
Interest rate				10.00%		10.00%
Number of monthly repayment installments | installment				36
Prepayment notice period				30 days
Discount rate for prepayment				10.00%
Guarantee deposit related to the non-convertible bonds						€ 320
Guarantee deposit per tranche						€ 80
Exercise price per share | € / shares						€ 2.67
Warrant term						7 years
Value of the equity instrument						€ 319
Financial liability determined using the amortized cost method						900	€ 4,400
Non-convertible bonds to ATLAS
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B						14,550
Proceeds from the issuance of convertible notes and non-convertible bonds						€ 14,550
BSA Warrants , Kreos Tranche 1 | Non-convertible bonds to Kreos
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares						442,477